Note 16 - Fair value Measurements	6 Months Ended
Jun. 30, 2011
Financial Instruments [Abstract]
Note 16 - Financial Instruments [Text Block]

16. Fair value Measurements

The Company’s debt including project financing obligations, resulting from Codification Topic 810 consolidation amounted to US$70,529 at June 30, 2011, and had an estimated fair value of US$72,098.

The fair value hierarchy for the Company’s financial assets and liabilities accounted for at fair value on a recurring basis, at June 30, 2011, was:

	Fair Value

	Level 1	Level 2	Level 3	Total

Assets
Marketable securities	19,124	-	-	19,124
Foreign exchange derivatives (Note 2)	-	126	-	126
Commodity derivatives (Note 2)	57	9	30	96

Total assets as of June 30, 2011	19,181	135	30	19,346
Total assets as of December 31, 2010	18,572	118	32	18,722

Liabilities
Commodity derivatives (Note 2)	(52)	(2)	-	(54)

Total liabilities as of June 30, 2011	(52)	(2)	-	(54)
Total liabilities as of December 31, 2010	(40)	(2)	-	(42)